VIA EDGAR

May 1, 1997

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 90549

Phillip S. Gillespie
Assistant General Counsel
Chancellor LGT Asset Management, Inc.
Fifty California Street
27th Floor
San Francisco, California 94111-4024

Re:    GT Global Floating Rate Fund, Inc.
       1933 Act No. 333-17425
       1940 Act No. 811-07957


Dear Sir or Madam:

    Pursuant to Rule 497(j) of the Securities Act of 1933, this letter is to certify that the March 24, 1997, Prospectus for the GT Global Floating Rate Fund, Inc. (the "Fund") does not differ from the Prospectus contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2, which was filed electronically with the Securities and Exchange Commission on March 24, 1997.

    Please contact the undersigned with any questions or comments relating to this filing at (415) 445-7540.

Sincerely yours,

/s/ Phillip S. Gillespie

Phillip S. Gillespie